Average Annual Total Returns - FidelitySeriesAll-SectorEquityFund-PRO - FidelitySeriesAll-SectorEquityFund-PRO - Fidelity Series All-Sector Equity Fund	Apr. 01, 2025
Fidelity Series All-Sector Equity Fund | Return Before Taxes
Average Annual Return:
Past 1 year	26.80%
Past 5 years	16.66%
Past 10 years	13.71%
Fidelity Series All-Sector Equity Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	24.23%
Past 5 years	13.35%
Past 10 years	10.00%
Fidelity Series All-Sector Equity Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	17.61%
Past 5 years	12.50%
Past 10 years	9.89%
RS001
Average Annual Return:
Past 1 year	24.51%
Past 5 years	14.28%
Past 10 years	12.87%